Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 90	$ 13	¥ 4,058
Total	50,593	7,561	33,663
Less: accumulated depreciation	23,593	3,526	9,743
Property and equipment, net	27,000	4,035	23,920
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	36,817	5,502	20,034
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,593	388	1,203
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	3,792	567	1,622
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 7,301	$ 1,091	¥ 6,746